Discontinued operations (Details) - Kaola e-commerce business - Discontinued operations, disposed of by sale shares in Millions, $ in Billions	Sep. 30, 2019 USD ($) shares
Discontinued operations
Consideration from sale of business	$ 1.9
Consideration from sale of business, cash	$ 1.6
Consideration from sale of business, ordinary share (in shares) | shares	14.3